Investment Objectives and Goals - State Street Prime Money Market ETF	Feb. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street Prime Money Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Prime Money Market ETF (the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity.